Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on(4):
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(6)	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs(6)	Total Shareholder Return(3)	Peer Group Total Shareholder Return(3)	Net Income (in thousands)	Ratio of NIDDA to Total Deposits(5)
2024	$6,616,940	$7,276,186	$2,161,044	$2,336,784	$123.54	$127.43	$232,467	27.3%
2023	$5,962,451	$7,252,208	$1,982,852	$2,276,644	$101.13	$113.02	$178,671	25.8%
2022	$5,668,955	$1,808,813	$1,888,510	$911,001	$101.46	$113.96	$284,971	29.2%
2021	$5,913,787	$7,102,326	$2,001,319	$2,254,024	$123.26	$122.86	$414,984	30.5%
2020	$4,676,581	$5,511,241	$1,592,214	$1,811,200	$99.09	$90.28	$197,853	25.5%

Company Selected Measure Name	ratio of NIDDA to total deposits
Named Executive Officers, Footnote	The PEO for each year reported was Rajinder P. Singh.(2) The non-PEO NEOs for each year reported were Thomas M. Cornish, Leslie N. Lunak, Rishi Bansal and Jay D. Richards.
Peer Group Issuers, Footnote	The peer group used for comparison is the KBW Nasdaq Regional Bank Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in the Company's Annual Report on Form 10-K for the year ended December 31, 2024. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 6,616,940	$ 5,962,451	$ 5,668,955	$ 5,913,787	$ 4,676,581
PEO Actually Paid Compensation Amount	7,276,186	7,252,208	1,808,813	7,102,326	5,511,241
Non-PEO NEO Average Total Compensation Amount	2,161,044	1,982,852	1,888,510	2,001,319	1,592,214
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,336,784	2,276,644	911,001	2,254,024	1,811,200
Adjustment to Non-PEO NEO Compensation Footnote
(6) The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company's NEOs. These amounts reflect the amounts set forth in the "Total" column in the Summary Compensation Table with certain adjustments as shown in the table below. Equity fair values are calculated in accordance with FASB ASC Topic 718 and the valuation assumptions used to calculate equity fair values did not materially differ from those disclosed at the time of grant.

Year	Executive	Total Compensation for Covered fiscal year from Summary Compensation Table	Deduct: amount reported in "Stock Awards" column of the Summary Compensation Table	Add: FV as of FY-end of equity awards granted during the year that remain outstanding and unvested as of FY-end	Add: vesting date FV for any equity awards granted during the year that vested at the end of or during FY	Add: change as of end of FY in FV of equity awards granted in any prior year that are outstanding and unvested as of FY-end	Add: change as of the vesting date (from end of prior FY) in FV for any equity awards granted in any prior year that vested at the end of or during FY	Deduct: FV at the end of the prior FY for equity awards granted in any prior year that failed to meet applicable vesting conditions during FY	Compensation actually paid
2024	PEO	$6,616,940	$(3,018,792)	$3,048,261	$685,877	$(116,879)	$410,862	$(350,083)	$7,276,186
	Non-PEO NEOs Average	$2,161,044	$(802,972)	$848,770	$163,081	$(883)	$78,700	$(110,956)	$2,336,784
2023	PEO	$5,962,451	$(3,018,764)	$3,925,925	$757,857	$(190,295)	$273,487	$(458,453)	$7,252,208
	Non-PEO NEOs Average	$1,982,852	$(832,742)	$1,038,797	$180,189	$(52,173)	$68,718	$(108,997)	$2,276,644
2022	PEO	$5,668,955	$(3,018,821)	$2,053,894	$291,598	$(1,338,685)	$(260,333)	$(1,587,795)	$1,808,813
	Non-PEO NEOs Average	$1,888,510	$(843,345)	$590,226	$69,333	$(354,766)	$(61,448)	$(377,509)	$911,001
2021	PEO	$5,913,787	$(2,875,033)	$2,450,565	$345,969	$792,520	$474,518	$—	$7,102,326
	Non-PEO NEOs Average	$2,001,319	$(809,585)	$709,549	$82,272	$214,780	$55,688	$—	$2,254,024
2020	PEO	$4,676,581	$(2,500,019)	$3,073,027	$475,686	$(120,968)	$(93,066)	$—	$5,511,241
	Non-PEO NEOs Average	$1,592,214	$(687,097)	$834,967	$113,105	$(16,284)	$(25,705)	$—	$1,811,200
(1) The Company does not have a defined benefit pension plan.
(2) No dividends were paid on unvested equity awards for any year reported.

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between PEO and Average Non-PEO NEOs Compensation Actually Paid and Company TSR
The following chart sets forth the relationship between the amount of Compensation Actually Paid to our PEO, the average amount of Compensation Actually Paid to our Non-PEO NEOs, and the Company's cumulative TSR over the five most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
Relationship Between PEO and Average Non-PEO NEOs Compensation Actually Paid and Net Income
The following chart sets forth the amount of Compensation Actually Paid to our PEO, the average amount of Compensation Actually Paid to our Non-PEO NEOs, and our net income during the five most recently completed fiscal years.
The amount of compensation actually paid to the PEO and the average paid to the NEOs is directionally aligned with the Company's cumulative TSR and net income over the five-year period presented as a whole. For
2024, CAP was essentially flat to 2023 in spite of outperformance of TSR compared to the regional bank index as detailed on page 67 above and a year-over-year increase in net income.
The charts above depict volatility in CAP, as well as its relationship to Company TSR and net income over the five year period presented. This is not unexpected given the high level of volatility in the operating environment over this same period. This five-year period was characterized by the onset and subsequent subsiding of the COVID-19 pandemic, quantitative easing and federal stimulus followed by a rapid rise in interest rates and quantitative tightening, and the banking liquidity crisis of early 2023. The volatility in the operating environment drove volatility in the Company's earnings and stock price. Given the significant equity-based component of PEO and other NEO compensation, volatility in the stock price also predicated volatility in CAP. Management's successful navigation of this sustained period of macro-environmental volatility was an important consideration in the Compensation Committee's decision making processes related NEO compensation.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between PEO and Average Non-PEO NEOs Compensation Actually Paid and the Ratio of NIDDA/Total Deposits
The ratio of NIDDA/Total Deposits, the Company selected measure included in the Pay Versus Performance Table above, directly impacted compensation actually paid as it was a performance measure used in determining the amount of AIP awards for 2023 and 2024. The level of NIDDA impacts the Company's long-term earnings performance and potential as it directly impacts the Company's cost of funds and the NIM, which in turn directly impact net income and EPS. This measure is also important because it is closely aligned with the Company's most significant current strategic priority, growing NIDDA. This metric is frequently discussed with the Company's shareholders, and we believe they consider it important to earnings potential and franchise value of the Company.
The Company has consistently out-performed the broader $20 billion to $50 billion asset bank peer set with respect to growth in NIDDA. The Company grew NIDDA by 11% over 2024, compared to an average of 2% for the population of banks with between $20 billion and $50 billion in total assets. The Company's ratio of NIDDA to total deposits improved by 1.6% over this period, while this ratio for the same peer set declined by 1.5%. For the period 12/31/2019 (the start of the five year period presented in the charts above) to 12/31/2024, the Company's ratio of NIDDA to total deposits grew by 9.7%. In contrast, for the population of banks with assets ranging between $20 billion and $50 billion, this ratio decreased by 2.4%.

Total Shareholder Return Vs Peer Group
Relationship Between Company TSR and KBW Nasdaq Regional Banking Index TSR
The following chart compares our cumulative TSR over the five most recently completed fiscal years to that of the KBW Nasdaq Regional Banking Index over the same period.
	The chart above illustrates that the Company's stock outperformed the index over the first two years of the five-year period presented, underperformed the index in 2022, and slightly over-performed the index in 2023. For 2024, the final year in the five-year period presented, the Company's TSR outperformed the index, increasing by 22% compared to a 13% increase in the index. On a cumulative five-year basis, the Company's stock has slightly under-performed but remained relatively aligned with the KBW Regional Bank Index.
Tabular List, Table
Performance measures the Company considered most important to the determination of compensation actually paid for 2024 include (the measures in this list are not ranked):
■Ratio of NIDDA/Total Deposits
■Wholesale Funding Ratio
■Growth in tangible book value per share
■TSR
■The Compensation Committee's evaluation of management's execution of 2024 publicly disclosed near-term strategic priorities, particularly continual improvement in key profitability metrics, as discussed further on page 35 of this proxy statement

Total Shareholder Return Amount	$ 123.54	101.13	101.46	123.26	99.09
Peer Group Total Shareholder Return Amount	127.43	113.02	113.96	122.86	90.28
Net Income (Loss)	$ 232,467,000	$ 178,671,000	$ 284,971,000	$ 414,984,000	$ 197,853,000
Company Selected Measure Amount | pURE	0.273	0.258	0.292	0.305	0.255
PEO Name	Rajinder P. Singh
Measure:: 1
Pay vs Performance Disclosure
Name	Ratio of NIDDA/Total Deposits
Measure:: 2
Pay vs Performance Disclosure
Name	Wholesale Funding Ratio
Measure:: 3
Pay vs Performance Disclosure
Name	Growth in tangible book value per share
Measure:: 4
Pay vs Performance Disclosure
Name	TSR
Measure:: 5
Pay vs Performance Disclosure
Name	The Compensation Committee's evaluation of management's execution of 2024 publicly disclosed near-term strategic priorities, particularly continual improvement in key profitability metrics, as discussed further on page 35 of this proxy statement
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,048,261	3,925,925	2,053,894	2,450,565	3,073,027
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(116,879)	(190,295)	(1,338,685)	792,520	(120,968)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	685,877	757,857	291,598	345,969	475,686
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	410,862	273,487	(260,333)	474,518	(93,066)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(350,083)	(458,453)	(1,587,795)	0	0
PEO | Stock awards per SCT table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,018,792)	(3,018,764)	(3,018,821)	(2,875,033)	(2,500,019)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	848,770	1,038,797	590,226	709,549	834,967
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(883)	(52,173)	(354,766)	214,780	(16,284)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	163,081	180,189	69,333	82,272	113,105
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	78,700	68,718	(61,448)	55,688	(25,705)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(110,956)	(108,997)	(377,509)	0	0
Non-PEO NEO | Stock awards per SCT table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (802,972)	$ (832,742)	$ (843,345)	$ (809,585)	$ (687,097)